Derivatives - Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 48,894	$ 56,996
Derivative financial liabilities	50,051	48,270
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	5,713	6,062
Derivative financial liabilities	4,965	5,828
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,380	1,914
Derivative financial liabilities	1,306	1,899
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,193	3,062
Derivative financial liabilities	2,031	2,740
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	179	155
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,140	1,086
Derivative financial liabilities	1,449	1,034
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	882	1,050
Derivative financial liabilities	786	858
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	882	1,050
Derivative financial liabilities	786	858
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	3,510	3,480
Derivative financial liabilities	1,864	2,586
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	804	(62)
Derivative financial liabilities	(46)	187
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,175	2,948
Derivative financial liabilities	1,910	2,399
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	531	594
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2	8
Derivative financial liabilities	58	314
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets		4
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2	4
Derivative financial liabilities	58	314
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,319	1,524
Derivative financial liabilities	2,257	2,070
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	694	922
Derivative financial liabilities	566	854
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	16	110
Derivative financial liabilities	63	27
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	179	155
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	609	492
Derivative financial liabilities	$ 1,449	$ 1,034